                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Shaker Investments, L.L.C.
Address:         2000 Auburn Drive
                 Suite 300
                 Cleveland, Ohio 44122
13F File Number: 28-05322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward P. Hemmelgarn
Title: President & CEO
Phone: 216-292-2950

Signature, Place, and Date of Signing:

Edward P. Hemmelgarn                    Cleveland, Ohio   May 15, 2006
-------------------------------------


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         65
Form 13F Information Table Value Total:   $356,744 (thousands)

List of Other Included Managers:

No. 13F File Number   Name

                                        Title                                                                     Voting Authority
                                          of                 Value   Shrs or  SH/  PUT/  Investment    Other   ---------------------
Name of Issuer                          Class     Cusip     (000's)  prn amt  PRN  Call  Discretion  Managers    Sole   Shared  None
--------------                          -----  -----------  -------  -------  ---  ----  ----------  --------  -------  ------  ----
Portfolio Recovery Associates                    73640Q105   18,138   387325             Sole                   387325
E Trade Group Inc                                269246104   17,630   653439             Sole                   653439
Cerner Corporation                               156782104   16,750   353004             Sole                   353004
PMC-Sierra Inc.                                  69344F106   14,013  1140176             Sole                  1140176
Eclipsys Corp.                                   278856109   13,978   592043             Sole                   592043
Tessera Technologies Inc                         88164L100   12,561   391560             Sole                   391560
Qiagen, N.V.                                     N72482107   11,851   794867             Sole                   794867
Copart Inc.                                      217204106   11,703   426325             Sole                   426325
Alkermes                                         01642T108   10,707   485580             Sole                   485580
Freescale Semiconductor Inc.                     35687M107   10,538   378920             Sole                   378920
Patterson-UTI Energy Inc                         703481101   10,210   319470             Sole                   319470
Integra Life Sciences                            457985208   10,095   246338             Sole                   246338
Microchip Technology                             595017104    9,353   257661             Sole                   257661
Royal Caribbean Cruises                          V7780T103    8,863   210922             Sole                   210922
Healthways, Inc.                                 422245100    8,644   169685             Sole                   169685
Gerdau Ameristeel Corporation                    37373P105    8,344   897155             Sole                   897155
Global Santa Fe Corp.                            G3930E101    7,987   131466             Sole                   131466
D. R. Horton Inc.                                23331A109    7,882   237269             Sole                   237269
Cognizant Tech Solutions                         192446102    7,350   123542             Sole                   123542
Tibco Software Inc.                              88632Q103    7,255   867825             Sole                   867825
Micros Systems Inc                               594901100    7,224   156800             Sole                   156800
Joy Global Capitial                              481165108    6,936   116044             Sole                   116044
Verisign Inc.                                    92343E102    6,933   288994             Sole                   288994
National Semiconductor Co.                       637640103    6,756   242680             Sole                   242680
Rowan Cos. Inc.                                  779382100    6,108   138955             Sole                   138955
Ultralife Batteries                              903899102    5,532   430540             Sole                   430540
Comtech Group Inc.                               205821200    5,211   521130             Sole                   521130
Olympic Steel Corporation                        68162K106    4,994   165480             Sole                   165480
Pacific Sunwear                                  694873100    4,762   214895             Sole                   214895

Buffalo Wild Wings                               119848109    4,517   108630             Sole                   108630
Semitool, Inc.                                   816909105    4,052   356360             Sole                   356360
Redback Networks, Inc.                           757209507    4,038   186150             Sole                   186150
Invitrogen Corp.                                 46185R100    4,008    57156             Sole                    57156
Maxwell Technologies Inc.                        577767106    3,888   199300             Sole                   199300
Skechers USA                                     830566105    3,834   153800             Sole                   153800
Netgear, Inc.                                    64111Q104    3,800   199890             Sole                   199890
Crocs Inc                                        227046109    3,725   148120             Sole                   148120
Williams-Sonoma Inc.                             969904101    3,717    87670             Sole                    87670
Varian Med. Systems Inc.                         92220P105    3,685    65610             Sole                    65610
Adams Respiratory Therapeutics Inc.              00635P107    3,647    91690             Sole                    91690
Imax Corporation                                 45245E109    3,622   356870             Sole                   356870
St. Mary Land & Exploration                      792228108    3,533    86540             Sole                    86540
Labor Ready Inc.                                 505401208    3,440   143620             Sole                   143620
Ecolab                                           278865100    3,239    84785             Sole                    84785
PortalPlayer Inc.                                736187204    3,202   144050             Sole                   144050
Abercrombie & Fitch                              002896207    3,092    53035             Sole                    53035
PetroQuest Energy, Inc.                          716748108    2,953   292690             Sole                   292690
PetMed Express Inc.                              716382106    2,049   115330             Sole                   115330
Cisco Systems, Inc.                              17275R102    1,497    69086             Sole                    69086
USA Truck Inc.                                   902925106    1,418    57580             Sole                    57580
Marvell Technology Group Ltd.                    G5876H105    1,190    22000             Sole                    22000
Foundry Networks, Inc.                           35063R100      839    46190             Sole                    46190
VASCO Data Security International Inc.           92230Y104      668    81680             Sole                    81680
Unica Corp                                       904583101      650    56070             Sole                    56070
Caremark Rx Inc.                                 141705103      560    11390             Sole                    11390
Community Bancorp Inc.                           20342P109      551    14900             Sole                    14900
Anadarko Petroleum Corp.                         032511107      505     5000             Sole                     5000
Petro-Canada                                     71644E102      476    10000             Sole                    10000
Intersil Corp.- CL A                             46069S109      415    14340             Sole                    14340
Mercer Insurance Group, Inc.                     587902107      404    21320             Sole                    21320
Maxim Integrated Products                        57772K101      356     9590             Sole                     9590
The Sportsman's Guide, Inc.                      848907200      288    10860             Sole                    10860

Virginia Commerce Bancorp, Inc.                  92778Q109      207     5760             Sole                     5760
Standard-Pacific Corp                            85375C101      205     6090             Sole                     6090
Website Pros, Inc.                               94769V105      166    11790             Sole                    11790
                                                            356,744